Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	PEAR THERAPEUTICS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001835567
Amendment Description	This Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-251657) (the “Registration Statement”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 30, 2021, is being filed to include information contained in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 29, 2022 (the “Annual Report on Form 10-K”) and to update certain other information in the Registration Statement.